Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories
7.	Inventories

Effective September 1, 2014, we adopted the LIFO inventory method for fuel inventory, to align our accounting policy with that of ETP. The preliminary impact of this change was an increase of $0.8 million to fuel inventory in September 2014, with a corresponding decrease to cost of sales. As the LIFO method is only permitted to be applied to year-end inventory levels, we recorded an additional adjustment to increase fuel inventory by $7.2 million in December 2014, with a corresponding decrease to cost of sales. Due to changes in fuel prices, we recorded write-downs of $98.3 million and $205.3 million for fuel inventory at December 2015 and 2014, respectively.

Inventories consisted of the following:

	December 31, 2015	December 31, 2014
	(in thousands)
Fuel-retail	$42,779	$46,195
Fuel-other wholesale	283,021	302,675
Fuel-consignment	3,801	7,337
Merchandise	116,694	113,774
Equipment and maintenance spare parts	13,162	13,520
Other	7,834	7,802
Inventories, net	$467,291	$491,303